Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 536,049	$ 2,118,533
Accounts receivable - oil and gas sales	836,007	436,830
Prepaid expenses	32,791	23,077
Total current assets	1,404,847	2,578,440
Deposits	25,000	25,000
Property and equipment, net	248,528
Oil and gas properties, net, successful efforts method	25,245,697	13,249,367
Total assets	26,924,072	15,852,807
Current liabilities:
Accounts payable and accrued liabilities	327,590	84,691
Advance from affiliate	300,000
Accrued joint interest billings payable	13,931,353	3,734,405
Total current liabilities	14,558,943	3,819,096
Note payable to officer	3,007,170	3,007,170
Deferred taxes	112,468
Asset retirement obligation	21,801	21,171
Total liabilities	17,700,382	6,847,437
Commitments and contingencies
Shareholders' equity
Preferred shares, $0.001 par value, authorized 5,000,000 and none issued and outstanding
Ordinary shares, $0.001 par value, authorized 50,000,000 shares; 4,829,826 issued and outstanding	4,830	4,830
Additional paid-in-capital	8,488,970	8,488,970
Retained earnings	729,890	511,570
Total shareholders' equity	9,223,690	9,005,370
Total liabilities and shareholders' equity	$ 26,924,072	$ 15,852,807